DLA Piper US LLP
2415 East Camelback Road, Suite 700
Phoenix, Arizona 85016-4245
www.dlapiper.com
Gregory R. Hall
greg.hall@dlapiper.com
T    480.606.5128
F    480.606.5528
March 13, 2008
Via UPS Overnight Courier
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Mail Stop 4561
Washington, D.C. 20549
Attn: David L. Orlic

Re:	Teknik Digital Arts, Inc. Registration Statement on Form S-1 Filed on March 13, 2008 File No. 333-143925 Acceleration Request
Dear Mr. Orlic:
     On behalf of Teknik Digital Arts, Inc., a Nevada corporation (the “Company”), enclosed please find two courtesy copies of Amendment No. 4 to the Registration Statement on Form S-1 (formerly a Form SB-2) of the Company for registration under the Securities Act of 1933, as amended (the “Securities Act”), of the resale of up to 12,500,000 shares of the Company’s common stock to be sold by the selling shareholders described therein, together with marked copies of the same indicating the changes made from the initial filing. This filing has been made to update the Form S-1 to include the Company’s financial information for the quarterly period ended December 31, 2007.

Very truly yours, DLA Piper US LLP
/s/ Gregory R. Hall
Gregory R. Hall Partner
GRH/sgh
Enclosures